INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

13.                               INCOME TAXES

The current and deferred components of income tax expense are as follows:

	Years ended December 31,
	2009	2010	2011

Current tax expense
- PRC and Hong Kong	$1,692	$1,725	$968
- Japan	50	136	78
- U.S.	—	102	330
- Singapore	107	374	1,006
	1,849	2,337	2,382
Deferred tax expense (benefit)
- PRC and Hong Kong	(100)	34	(881)
- Japan	(222)	266	(42)
- U.S.	(420)	(646)	241
- Singapore	(46)	(57)	18
	(788)	(403)	(664)
Income tax expense	$1,061	$1,934	$1,718

Cayman Islands

HiSoft International is a tax-exempted company incorporated in the Cayman Islands and is not subject to tax on income or capital gains.

British Virgin Islands

HiSoft Holdings and HiSoft Systems Holdings are exempted from income tax in the British Virgin Islands where they were incorporated.

Hong Kong

HiSoft Hong Kong was established in Hong Kong in October 2005.  In 2007, it was subject to Hong Kong profit tax at 17.5%.  Beginning from 2008, the Hong Kong profit tax rate has been changed to 16.5%.

Japan

hiSoft Japan and ISL were established in Japan and are subject to Japanese income taxes at 42%.

Singapore

T-est and AllianceSPEC are subject to Singapore income taxes at rate of 17%.

The United States

DMK, Envisage, Wave, Echo Lane and NouvEON were established in the United States and are subject to the U.S. federal income taxes at gradual rates from 15% to 39% and state income taxes of 6%, 8.84%, 1%, 8.84%, and 6.9%, respectively.

PRC

Prior to January 1, 2008, the Group’s PRC entities are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law (“the New EIT Law”) which became effective on January 1, 2008.  The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign-invested enterprises and domestic enterprises except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the New EIT Law, an enterprise which qualifies as a “high and new technology enterprise” (“the new HNTE”) is entitled to a tax rate of 15%.  HiSoft Chengdu, HiSoft Dalian, HiSoft Beijing and Shanghai HURO obtained the new HNTE status in 2011.

Based on the transition rules of the New EIT Law, HiSoft Shenzhen continues to enjoy preferential tax rates from 2008 through 2011 due to the preferential tax qualification obtained prior to January 1, 2008.

On November 5, 2010, the Ministry of Finance, the Ministry of Commerce and the State Administration of Taxation jointly issued the Notice on the Relevant Enterprise Income Tax Polices on Advanced Technology Service Enterprises, or Notice 65, with retroactive effect from July 1, 2010.  Under Notice 65, enterprises which qualify as “advanced technology service enterprises” are entitled to enjoy the tax rate of 15% from July 1, 2010 to December 31, 2013.  In 2010, HiSoft Shenzhen was qualified as an “Advanced Technology Service Enterprise” and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	0%	7.5%	12.5%	15%	18%	20%	22%	24%

HiSoft Dalian (1)	—	—	2008-2009	2010-2013	—	—	—	—
HiSoft Shenzhen (3)	—	—	—	2010-2013	2008	2009	—	—
HiSoft Chengdu (1)	—	—	—	2008-2013	—	—	—	—
HiSoft Beijing (1)	2008	2009-2010	—	2011-2013	—	—	—	—
Wuxi HiSoft (2)	2010-2011	—	2012-2014	—	—	—	—	—
Shanghai HURO (1)	—	—	—	2011-2013	—	—	—	—

(1)                                     The new HNTE status obtained by HiSoft Dalian, HiSoft Chengdu, HiSoft Beijing and Shanghai HURO in 2011 under the New EIT Law is valid for three years and qualifying entities can re-apply for an additional three years provided their business operations continue to qualify for the new HNTE status.  The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

(2)                                    Wuxi HiSoft was certified as software enterprise in 2010.  Starting from 2010, Wuxi HiSoft is entitled to a two-year tax exemption followed by a three-year of 50% deduction of its income tax.

(3)                                     In 2010, HiSoft Shenzhen was certified as “Advanced Technology Service Enterprise” and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2009	2010	2011

Deferred tax assets
Gross	$2,358	$4,946	$5,949
Less: Valuation allowance	(1,869)	(4,172)	(5,033)
Total net deferred tax assets	489	774	916
Deferred tax assets - current:
Provision for doubtful accounts	421	1,667	1,954
Accrued expenses	54	286	131
Total deferred taxes assets - current	475	1,953	2,085
Less: Valuation allowance	(409)	(1,667)	(1,462)
Net deferred tax assets - current	66	286	623
Deferred tax assets - non-current:
Net operating losses	1,830	2,913	3,811
Depreciation	53	80	53
Total deferred taxes assets - non-current	1,883	2,993	3,864
Less: Valuation allowance	(1,460)	(2,505)	(3,571)
Net deferred tax assets - non-current	423	488	293
Current deferred tax liabilities:
Depreciation	—	(13)	(8)
Current deferred tax liabilities	—	(13)	(8)
Non-current deferred tax liabilities:
Intangible assets	(225)	(614)	(3,017)
Depreciation	(31)	(25)	(88)
Non-current deferred tax liabilities	$(256)	$(639)	$(3,105)

The Group operates through multiple subsidiaries and VIE and the valuation allowance is considered on each individual subsidiary and VIE basis.  The subsidiaries and VIE registered in the PRC have total net operating loss carry forwards of $2,575 and $2,907 as of December 31, 2010 and 2011 which will expire on various dates between December 31, 2012 and December 31, 2016.  Valuation allowances have been established because the Group believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future, or the amount involved is not significant.

Reconciliation between income tax expense computed by applying the PRC tax rate to income before income tax and the income tax expense is as follows:

	Years ended December 31,
	2009	2010	2011

Tax expenses at statutory tax rate in PRC	$2,107	$3,498	$5,029
Permanent differences	379	346	551
Different tax jurisdictions	(155)	(270)	306
Tax holiday in PRC	(1,421)	(4,853)	(4,788)
Increase in valuation allowance	462	2,303	861
Other	(311)	910	(241)
Income tax expense	$1,061	$1,934	$1,718

If the tax holidays granted to HiSoft Beijing, HiSoft Chengdu, HiSoft Dalian, HiSoft Shenzhen, Wuxi HiSoft and Shanghai HURO were not available, income tax expense and net income per share would have been as follows:

	Years ended December 31,
	2009	2010	2011

Income tax expense	$2,482	$6,787	$6,506
Net income per share-basic	$0.07	$0.02	$0.01
Net income per share-diluted	$0.02	$0.01	$0.01
Weighted average shares used in calculating net income per share	86,148,324	315,964,432	566,247,106
Diluted - Weighted average shares used	388,372,705	507,037,891	599,162,936

The components of consolidated income before income tax expense as either domestic or foreign are as follows:

	Years ended December 31,
	2009	2010	2011

Domestic (Cayman Islands)	$(1,202)	$(5,274)	$(7,125)
Foreign (Others)	9,626	19,265	27,241
Income before income tax expense	$8,424	$13,991	$20,116

As of January 1, 2007, the Group recognized a $969 liability for unrecognized tax benefits which was accounted for as a reduction to the balance of retained earnings.  The Group recognized $84 of interest and penalties as part of its income taxes for the year ended December 31, 2007. The Group had no change in its unrecognized tax benefits since 2007.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status.  The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC.  Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes.  If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax.  In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that is subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company’s Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately $21,296, $44,241 and $79,611 at December 31, 2009, 2010 and 2011 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.  It is not practical to determine the amount of any unrecognized deferred tax liability on those undistributed earnings.

The Group is subject to taxation in the U.S. at federal and various states level and also foreign jurisdictions.  There are no ongoing examinations by tax authorities at this time.  The Group’s various tax years from 2006 to 2011 remain open in various taxing jurisdictions.